14. SEGMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and Exosome Sciences, Inc., which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed.

Aethlon’s revenue is generated primarily from government contracts to date and Exosome Sciences, Inc. does not yet have any revenues. We have not included any allocation of corporate overhead to the Exosome Sciences, Inc. segment.

The following tables set forth certain information regarding our segments and other operations that conforms to the consolidated balance sheet and statement of operations presented in this Report:

	Nine Months Ended December 31,
	2014	2013
Revenues:
Aethlon	$563,805	$916,796
Exosome Sciences, Inc.	–	–
Total Revenues	$563,805	$916,796

Operating Losses:
Aethlon	$(2,156,769)	$(2,065,212)
Exosome Sciences, Inc.	(703,411)	(180,722)
Total Operating Loss	$(2,860,180)	$(2,245,934)

Net Losses:
Aethlon	$(5,347,716)	$(5,735,474)
Exosome Sciences, Inc.	(703,411)	(185,305)
Net Loss Before Non-Controlling Interests	$(6,051,127)	$(5,920,779)

Cash:
Aethlon	$2,446,820	$588,066
Exosome Sciences, Inc.	328,915	1,266,875
Total Cash	$2,775,735	$1,854,941

Total Assets:
Aethlon	$2,735,913	$777,004
Exosome Sciences, Inc.	420,582	1,328,004
Total Assets	$3,156,495	$2,105,008

Capital Expenditures:
Aethlon	$–	$2,750
Exosome Sciences, Inc.	–	58,743
Capital Expenditures	$–	$61,493

Depreciation and Amortization:
Aethlon	$13,328	$7,195
Exosome Sciences, Inc.	14,686	6,964
Total Depreciation and Amortization	$28,014	$14,159

Interest Expense:
Aethlon	$285,229	$325,364
Exosome Sciences, Inc.	–	4,583
Total Interest Expense	$285,229	$329,947

14. SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed. ESI did not have any operations in the fiscal year ended March 31, 2013.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments and other operations that conforms to the consolidated balance sheet and statement of operations presented in this Report:

	Fiscal Years Ended March 31,
	2014	2013
Revenues:
Aethlon	$1,623,769	$1,230,004
ESI	–	–
Total Revenues	$1,623,769	$1,230,004

Operating Losses:
Aethlon	$(2,651,863)	$(3,575,354)
ESI	(404,065)	–
Total Operating Loss	$(3,055,928)	$(3,575,354)

Net Losses:
Aethlon	$(13,357,232)	$(4,892,040)
ESI	(81,730)	–
Net Loss Before Non-Controlling Interests	$(13,438,962)	$(4,892,040)

Cash:
Aethlon	$208,259	$125,274
ESI	1,042,020	–
Total Cash	$1,250,279	$125,274

Total Assets:
Aethlon	$597,026	$496,694
ESI	1,098,076	–
Total Assets	$1,695,102	$496,694

Capital Expenditures:
Aethlon	$37,313	$–
ESI	58,743	–
Capital Expenditures	$96,056	$–

Depreciation and Amortization:
Aethlon	$11,549	$10,484
ESI	9,538	–
Total Depreciation and Amortization	$21,087	$10,484

Interest Expense:
Aethlon	$1,282,638	$1,132,314
ESI	4,583	–
Total Interest Expense	$1,287,221	$1,132,314